RECAPITALIZATION (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Feb. 17, 2025	Dec. 31, 2024	Dec. 31, 2023
Price of warrant			$ 11.50
Common Class A [Member]
Common shares, par value			0.0001	$ 0.0001
Parent Company [Member]
Common shares, par value	$ 0.0001		$ 0.0001
Price of warrant	$ 0.27
Voting interest percentage	64.40%
Business Combination gross proceeds amount	$ 811,370
Transaction costs	$ 545,543
Number of warrants to purchase shares issued			44,000,000	7,500,000
Business combination redemption of powerup class common stock	507,631
Redemption payment	$ 5,882,859
Parent Company [Member] | IPO [Member]
Number of warrants to purchase shares issued	14,374,969
Parent Company [Member] | Private Placement [Member]
Number of warrants to purchase shares issued	9,763,333
Parent Company [Member] | Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Aggregate principal amount		$ 3,750,000
Conversion price per share		92.50%
Floor price per share		4.00%
Parent Company [Member] | Class A Ordinary Shares [Member]
Common shares, par value	$ 0.0001
Parent Company [Member] | Common Class A [Member]
Common shares, par value	0.0001		$ 0.0001
Price of warrant	$ 11.50
Common Stock [Member] | Parent Company [Member]
Transaction costs	$ 350,000,000
Price of warrant	$ 11.50